Note 8. Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
NOTE 8- SHORT-TERM BORROWINGS

Short-term borrowings payable include securities sold under agreements to repurchase which generally mature on a one to thirty day basis, federal funds purchased, borrowings from the discount window of the Federal Reserve Bank, loans collateralized by the cash value of Company owned life insurance, and a holding company line of credit.  Information concerning short-term borrowings is summarized as follows:

	December 31,
	2011	2010
Balance at end of the year	$6,850,205	$3,963,399
Average balance during year	6,363,548	10,411,241
Average interest rate during year	0.15%	1.75%
Maximum month-end balance during the year	$9,223,462	$14,565,424

The Company has collateralized the repurchase agreements with securities with an aggregate cost basis and market value of $4,162,800 and $4,224,283, respectively, at December 31, 2011.